Share Capital (Details 1)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Share Capital
Number balance at beginning	12,367	12,579
Number, Granted	8,200	3,750
Number, Expired	(3,197)	(3,962)
Number balance at ending	17,370	12,367
Weighted average exercise price, balance at beginning	$ 2.40	$ 2.81
Weighted average exercise, Granted	0.62	1.20
Weighted average exercise, Expired	3.79	2.56
Weighted average exercise price, balance at ending	$ 1.30	$ 2.40